Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accruals and Other Payables [Abstract]
Accrued staff costs	$ 144,528	$ 128,721
Accrued professional fees		134,021
Others		2,739
Total	$ 144,528	$ 265,481